Lease liability (Tables)	9 Months Ended
Jun. 30, 2025
Lease liability
Schedule of Lease Liability
	June 30, 2025	September 30, 2024
Current	409	471
Non-current	1,572	1,871
	1,981	2,342

Schedule of Lease
	June 30, 2025	September 30, 2024
Interest on lease liabilities	214	349
Incremental borrowing rate at time of transition	14%	14%
Cash outflow for the lease	545	735

Schedule of Future Lease Payments
Year	Amount
2025	627
2026	528
2027	544
2028	560
2029	284